Cover	May 13, 2026
Cover [Abstract]
Document Type	8-K/A
Entity Central Index Key	0001866581
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1930 W. Rio Salado Pkwy
Entity Address, City or Town	Tempe,
Entity Address, State or Province	AZ
Entity File Number	001-40798
Entity Tax Identification Number	87-1041305
Entity Address, Postal Zip Code	85281
City Area Code	877
Local Phone Number	899-2767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	DUTCH BROS INC.
Document Period End Date	May 13, 2026